Fees Summary	Jun. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,139,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	174,380.90
Total Offset Amount	174,380.90
Net Fee	0.00
Narrative - Max Aggregate Offering Price	$ 1,139,000,000.00
Final Prospectus	true